OTHER CURRENT ASSETS AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
OTHER CURRENT ASSETS AND ACCRUED LIABILITIES [Abstract]
Other Current Assets	Other Current Assets
All figures in USD ‘000	2016	2015
Deferred Financing Costs	359	359
Firm Commitment	-	3,077
Other Current Assets	738	636
Total as of December 31,	1,097	4,072

Accrued Liabilities	Accrued Liabilities
All figures in USD ‘000	2016	2015
Accrued Interest	589	279
Accrued Costs	515	610
Deferred Revenues	1,106	1,310
Forward Contracts	-	3,087
Total as of December 31,	2,210	5,286